Condensed Consolidated Statements of Financial Position - USD ($)	Sep. 30, 2022	Mar. 31, 2022
Non-current assets
Property and equipment	$ 204,995	$ 297,974
Right of use assets	328,864	385,044
Other assets	29,376	29,441
Total non-current assets	563,235	712,459
Current assets
Other receivables and prepayments	502,373	517,359
Loans receivables	8,060,849	9,383,903
Digital assets	44,505,633	8,438,027
Cash and cash equivalents	7,271,584	5,286,991
Total current assets	60,340,439	23,626,280
Total assets	60,903,674	24,338,739
Equity
Share capital	2,690	2,360
Additional paid-in capital	29,783,140	26,483,470
Warrants reserves	10,488,018	6,063,086
Statutory reserves	589,659	589,659
Accumulated deficit	(25,759,435)	(20,382,304)
Accumulated other comprehensive (loss) income	(773,988)	34,771
Equity attributable to owners of the Company	14,330,084	12,791,042
Non-controlling interests	1,901,482	1,410,630
Total equity	16,231,566	14,201,672
Non-current liabilities
Lease liabilities	150,032	105,540
Total non-current liabilities	150,032	105,540
Current liabilities
Accounts and other payables	4,414,257	1,509,844
Digital assets payables	37,873,434	6,200,109
Taxes payable	2,062,889	2,058,367
Lease liabilities	171,496	263,207
Total current liabilities	44,522,076	10,031,527
Total liabilities	44,672,108	10,137,067
Total equity and liabilities	$ 60,903,674	$ 24,338,739